Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 09, 2012
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL PREMIER FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000927972
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 09, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 09, 2012
Prospectus Date	rr_ProspectusDate	Mar. 01, 2012
Supplement [Text Block]	mpf_SupplementTextBlock

MASSMUTUAL PREMIER FUNDS

Supplement dated May 9, 2012 to the

Prospectus dated March 1, 2012

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces similar information found on page 80 under the section titled Investment Objective for the Small/Mid Cap Opportunities Fund:

This Fund seeks capital appreciation.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Premier Small/Mid Cap Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mpf_SupplementTextBlock

MASSMUTUAL PREMIER FUNDS

Supplement dated May 9, 2012 to the

Prospectus dated March 1, 2012

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces similar information found on page 80 under the section titled Investment Objective for the Small/Mid Cap Opportunities Fund:

This Fund seeks capital appreciation.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Fund seeks capital appreciation.